UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred shares authorized (in shares)	25,000,000	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares outstanding (in shares)	113,055,721	112,026,440
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares outstanding (in shares)	10,366,528	10,666,528